Joint ventures and associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures	$ 19,814	$ 15,783
Carrying amount of interests in associates	7,961	7,662
Joint ventures and associates	$ 27,775	$ 23,445